Acquisitions - Narrative (Details) $ in Thousands			2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 01, 2021 USD ($)	May 01, 2020 USD ($) day	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Business Acquisition [Line Items]
Earnout liability			$ 30,812	$ 31,966	$ 31,966		$ 30,812	$ 0
Fair value adjustments to contingent earnout obligations				395	$ 1,153	$ 0	$ 375	$ 0	$ 0
Estimated life					5 years 10 months 24 days		6 years 4 months 24 days	8 years
Subsequent Event
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 30,000
Payments to acquire businesses, gross	24,000
Contingent consideration, liability	3,500
Purchase consideration, net	33,500
Holdback for indemnification claims	$ 6,000
Minimum
Business Acquisition [Line Items]
Estimated life		2 years
Maximum
Business Acquisition [Line Items]
Estimated life		7 years
InsideResponse
Business Acquisition [Line Items]
Percentage of voting interests acquired		100.00%
Business Combination, Consideration Transferred		$ 67,092					$ 67,213
Payments to acquire businesses, gross		32,700
Contingent consideration, liability		32,300
Business Combination, Acquisition Related Costs		$ 1,000
Liabilities arising from contingencies, period after accountant reviewed financial statements		15 days
Liabilities arising from contingencies, valuation based on the average closing price of common stock, period | day		10
Business combination, liabilities arising from contingencies, minimum gross profit target		$ 12,300
Earnout liability		30,400
Fair value adjustments to contingent earnout obligations				400	$ 1,200		400
Business acquisition, goodwill, expected tax deductible amount			5,000	$ 5,000	$ 5,000		$ 5,000
Business combination, pro forma information, revenue of acquiree since acquisition date, actual			$ 4,600
Purchase consideration, net		$ 65,000
InsideResponse | Measurement Input, Default Rate
Business Acquisition [Line Items]
Earnout liability, discount rate		0.0500
InsideResponse | Minimum
Business Acquisition [Line Items]
Estimated life		2 years
InsideResponse | Maximum
Business Acquisition [Line Items]
Estimated life		7 years
InsideResponse | Forecast
Business Acquisition [Line Items]
Earn-out consideration transferred as a percent, cash amount					65.00%
Earn-out consideration transferred as a percent, equity amount					35.00%